DUE FROM A RELATED PARTY (Details Narrative) - USD ($)	Jun. 05, 2025	Mar. 31, 2025	Apr. 30, 2024	Mar. 31, 2024
Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities	316,004
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Convertible debt			$ 69,764
Conversion price		$ 10.00
Nova Pulsar Holdings Limited [Member] | Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities	316,004
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party		$ 714,527